Schedule of Investments (unaudited) May 31, 2020	iShares® 10-20 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.8%
U.S. Treasury Note/Bond
1.13%, 05/15/40	$45,922	$45,545,296
1.50%, 02/15/30	240	259,566
1.63%, 08/15/29(a)	639	697,409
2.63%, 02/15/29	2,230	2,615,982
3.13%, 11/15/28	592	717,457
3.88%, 08/15/40	44,158	65,781,621
4.25%, 05/15/39	128,292	198,581,364
4.38%, 02/15/38	123,555	192,239,032
4.38%, 11/15/39	151,692	238,678,825
4.38%, 05/15/40	6,796	10,748,299
4.50%, 02/15/36(a)	40,267	61,733,884
4.50%, 05/15/38	51,049	80,603,895
4.63%, 02/15/40	72,500	117,619,922
4.75%, 02/15/37	6,970	11,145,466
5.00%, 05/15/37	32,513	53,445,290
5.38%, 02/15/31(a)	6,668	9,943,134

		1,090,356,442

Total U.S. Government Obligations — 98.8% (Cost: $1,014,763,706)		1,090,356,442

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 16.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(b)(c)(d)	177,983	$177,983,354

Total Short-Term Investments — 16.1% (Cost: $ 177,983,354)		177,983,354

Total Investments in Securities — 114.9% (Cost: $ 1,192,747,060)		1,268,339,796

Other Assets, Less Liabilities — (14.9)%		(164,061,381)

Net Assets — 100.0%		$1,104,278,415

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	23,588	154,395	177,983	$177,983,354	$66,747	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$1,090,356,442	$—	$1,090,356,442
Money Market Funds	177,983,354	—	—	177,983,354

	$177,983,354	$1,090,356,442	$—	$1,268,339,796

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